Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000162163
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Larger Companies Focused Fund Inc.-Institutional Class
Account Value	$ 28,765	$ 26,947	$ 25,966	$ 28,112	$ 27,299	$ 25,430	$ 25,136	$ 23,192	$ 20,308	$ 21,230	$ 22,454	$ 22,982	$ 21,373	$ 20,099	$ 18,682	$ 19,026	$ 17,794	$ 18,213	$ 15,757	$ 17,339	$ 16,784	$ 15,836	$ 17,739	$ 17,969	$ 16,406	$ 18,435	$ 19,309	$ 22,990	$ 22,509	$ 23,672	$ 25,768	$ 25,924	$ 27,824	$ 26,480	$ 27,927	$ 27,074	$ 27,223	$ 25,659	$ 26,157	$ 25,001	$ 25,718	$ 25,201	$ 24,988	$ 23,665	$ 21,430	$ 21,906	$ 22,712	$ 21,130	$ 20,124	$ 19,160	$ 17,360	$ 14,438	$ 16,572	$ 17,207	$ 17,072	$ 16,653	$ 15,191	$ 15,004	$ 15,666	$ 16,477	$ 16,712	$ 15,426	$ 16,632	$ 16,258	$ 15,874	$ 15,549	$ 13,558	$ 14,716	$ 14,311	$ 16,375	$ 16,021	$ 15,257	$ 15,318	$ 14,954	$ 14,409	$ 14,092	$ 14,404	$ 14,721	$ 13,351	$ 13,243	$ 13,200	$ 13,122	$ 13,152	$ 12,767	$ 12,131	$ 11,667	$ 11,711	$ 11,239	$ 10,962	$ 10,546	$ 9,966	$ 9,995	$ 10,181	$ 10,496	$ 10,450	$ 10,241	$ 9,540	$ 9,798	$ 9,506	$ 9,373	$ 8,861	$ 8,880	$ 9,927	$ 9,975	$ 10,000
C000020637
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Larger Companies Focused Fund Inc.-Investor Class
Account Value	$ 33,306	31,206	30,076	32,573	31,632	29,472	29,135	26,887	23,548	24,628	26,044	26,669	24,816	23,340	21,695	22,102	20,675	21,161	18,317	20,157	19,510	18,410	20,629	20,900	19,091	21,459	22,472	26,771	26,221	27,575	30,021	30,206	32,428	30,861	32,565	31,568	31,751	29,932	30,518	29,179	30,016	29,415	29,179	27,643	25,033	25,594	26,542	24,694	23,525	22,403	20,299	16,894	19,393	20,140	19,988	19,501	17,787	17,580	18,352	19,306	19,583	18,082	19,501	19,068	18,622	18,239	15,905	17,273	16,801	19,223	18,812	17,919	17,991	17,569	16,927	16,566	16,933	17,300	15,700	15,568	15,522	15,430	15,471	15,018	14,275	13,730	13,781	13,226	12,900	12,417	11,734	11,768	11,991	12,362	12,313	12,063	11,242	11,550	11,202	11,046	10,448	10,489	11,706	11,732		$ 11,606	$ 10,649	$ 11,041	$ 11,766	$ 11,290	$ 11,425	$ 11,185	$ 11,269	$ 11,303	$ 10,590	$ 10,654	$ 10,760	$ 10,471	$ 10,193	$ 10,352	$ 9,885	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	32,360	30,831	32,144	31,142	29,563	29,075	27,811	25,484	26,031	27,334	27,777	26,912	25,244	25,135	24,749	23,872	24,469	23,023	24,430	23,137	21,404	23,575	24,578	22,503	24,527	24,483	26,821	25,861	26,659	28,114	26,908	27,096	25,322	26,557	25,773	25,175	24,601	24,431	23,193	22,220	21,623	21,844	21,035	18,960	19,478	20,247	18,889	17,881	17,532	16,735	14,834	16,924	18,442	18,449	17,909	17,282	16,915	16,605	16,872	16,633	15,538	16,592	15,946	15,642	15,156	14,031	15,424	15,116	16,225	16,133	15,624	15,064	14,971	14,619	14,563	14,943	15,515	14,675	14,513	14,082	13,760	13,482	13,441	13,170	13,089	12,907	12,776	12,761	12,274	12,045	11,812	11,390	11,602	11,599	11,583	11,171	11,142	10,946	10,903	10,211	10,225	10,758	10,931		10,898	10,051	10,306	10,967	10,742	10,954	10,815	10,712	10,885	10,293	10,612	10,638	10,360	10,113	10,257	9,862	10,000
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 39,907	37,386	35,275	36,837	36,200	33,888	33,063	31,661	28,549	28,961	30,627	30,904	29,897	27,984	26,764	26,502	24,807	25,105	23,173	25,094	24,001	22,675	25,117	26,344	23,521	25,545	26,153	29,745	28,625	29,895	32,701	32,024	31,830	29,293	31,030	29,912	28,958	27,248	27,630	25,870	25,433	25,439	25,629	24,502	22,226	23,008	24,144	21,885	20,322	19,474	18,249	15,896	17,631	18,919	18,506	17,964	17,200	16,729	16,727	16,856	16,484	15,424	16,464	15,753	15,317	14,788	13,568	14,844	14,688	16,131	16,041	15,210	14,776	14,635	14,020	13,972	14,366	14,752	13,777	13,670	13,267	12,772	12,608	12,381	12,061	12,093	11,786	11,523	11,391	10,937	10,580	10,451	10,228	10,474	10,436	10,488	10,015	10,055	9,863	9,954	9,325	9,329	9,881	10,028	$ 10,000
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,384	$ 42,517	$ 40,116	$ 41,893	$ 41,168	$ 38,539	$ 37,601	$ 36,006	$ 32,467	$ 32,936	$ 34,830	$ 35,146	$ 34,000	$ 31,824	$ 30,437	$ 30,139	$ 28,211	$ 28,550	$ 26,353	$ 28,538	$ 27,295	$ 25,787	$ 28,564	$ 29,960	$ 26,749	$ 29,051	$ 29,742	$ 33,827	$ 32,554	$ 33,998	$ 37,189	$ 36,419	$ 36,198	$ 33,313	$ 35,289	$ 34,017	$ 32,932	$ 30,988	$ 31,422	$ 29,421	$ 28,924	$ 28,930	$ 29,146	$ 27,864	$ 25,276	$ 26,165	$ 27,457	$ 24,889	$ 23,110	$ 22,146	$ 20,753	$ 18,078	$ 20,050	$ 21,516	$ 21,045	$ 20,429	$ 19,561	$ 19,025	$ 19,022	$ 19,169	$ 18,746	$ 17,541	$ 18,724	$ 17,915	$ 17,419	$ 16,817	$ 15,430	$ 16,882	$ 16,704	$ 18,345	$ 18,243	$ 17,297	$ 16,804	$ 16,643	$ 15,945	$ 15,889	$ 16,337	$ 16,777	$ 15,667	$ 15,546	$ 15,088	$ 14,525	$ 14,339	$ 14,081	$ 13,716	$ 13,752	$ 13,404	$ 13,104	$ 12,954	$ 12,438	$ 12,032	$ 11,885	$ 11,632	$ 11,912	$ 11,868	$ 11,927	$ 11,390	$ 11,435	$ 11,217	$ 11,320	$ 10,605	$ 10,610	$ 11,237	$ 11,404		$ 11,372	$ 10,471	$ 10,736	$ 11,431	$ 11,056	$ 11,254	$ 11,098	$ 11,042	$ 11,169	$ 10,471	$ 10,634	$ 10,746	$ 10,416	$ 10,149	$ 10,298	$ 9,847	$ 10,000